Securities Act File No. 333-[            ]

As filed with the Securities and Exchange Commission on March 8, 2023

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No.

SPDR SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices) (Zip Code)

(617) 664-1465

(Registrant’s Area Code and Telephone Number)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service of Process)

Copies to:

W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on April 7, 2023, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of SPDR Portfolio S&P 600 Small Cap ETF

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

SPDR Series Trust

SPDR S&P 600 Small Cap ETF

One Iron Street

Boston, Massachusetts 02210

[        ], 2023

Dear Shareholder:

Enclosed is important information concerning your investment in the SPDR S&P 600 Small Cap ETF, a series of SPDR Series Trust (the “Trust”).

The Board of Trustees of the Trust (the “Board”) has approved a Plan of Reorganization that would provide for the reorganization of the SPDR S&P 600 Small Cap ETF (the “Acquired Fund”) into and with the SPDR Portfolio S&P 600 Small Cap ETF (the “Surviving Fund,” and, together with the Acquired Fund, the “Funds”), each a separate series of the Trust (the “Reorganization”). Each Fund is an index fund that seeks to track, before fees and expenses, the performance of the S&P SmallCap 600 Index. The Funds’ investment objectives, strategies and risks are the same, and the Funds are managed by the same investment adviser, SSGA Funds Management, Inc. (“SSGA FM”). SSGA FM believes that shareholders of the Acquired Fund and the Surviving Fund would benefit from the Reorganization. In particular, Acquired Fund shareholders would benefit from the Surviving Fund’s lower contractual management fee and lower total operating expenses before voluntary waivers. SSGA FM currently voluntarily waives a portion of the management fee it receives from the Acquired Fund to maintain the Acquired Fund’s total annual operating expenses at a level equal to that of the Surviving Fund; however, SSGA FM may, in its sole discretion, discontinue this voluntary waiver at any time. In addition, the Reorganization will further increase the size of the Surviving Fund, which may lead to additional secondary market liquidity and potentially lowering of bid/ask spreads.    The Board, based upon factors and determinations discussed in the enclosed information statement and prospectus, has determined (i) that it is in the best interests of the Acquired Fund, the Surviving Fund and their respective shareholders to reorganize the Acquired Fund into and with the Surviving Fund, and (ii) that the Reorganization would not dilute the interests of either Fund’s shareholders.

The enclosed combined information statement and prospectus contains information about the Reorganization. As a result of the Reorganization, you will receive a number of shares of beneficial interest of the Surviving Fund and cash in lieu of any fractional shares of the Surviving Fund with an aggregate value equal to the current net asset value of your shares of the Acquired Fund, as of the closing date of the Reorganization, and you will become a shareholder of the Surviving Fund.

The Reorganization will not require any shareholder action. In accordance with the Trust’s Agreement and Declaration of Trust and applicable Massachusetts state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940), the Reorganization may be effected without the approval of shareholders of either Fund. Prior to the Reorganization, you may purchase and sell shares of the Acquired Fund as usual in accordance with the procedures described in the Fund’s Prospectus dated October 31, 2022, as may be supplemented from time to time. After the close of business on or about June 9, 2023, the Acquired Fund will transfer all of its assets and liabilities to the Surviving Fund, and your shares in the Acquired Fund will be automatically exchanged for shares of the Surviving Fund and cash in lieu of any fractional shares of the Surviving Fund. The Reorganization generally is not expected to result in the recognition of gain or loss upon the exchange of your shares in connection with this transaction (except with respect to cash received in lieu of any fractional shares).

If you have any questions or need additional information, please call 1-866-787-2257.

Sincerely,

/s/ Ellen M. Needham

Ellen M. Needham
President

COMBINED INFORMATION STATEMENT AND PROSPECTUS

[                ], 2023

SPDR SERIES TRUST

One Iron Street

Boston, Massachusetts 02210

SPDR S&P 600 Small Cap ETF, a series of SPDR Series Trust One Iron Street Boston, Massachusetts 02210 (617) 664-1465	SPDR Portfolio S&P 600 Small Cap ETF, a series of SPDR Series Trust One Iron Street Boston, Massachusetts 02210 (617) 664-1465

This combined information statement and prospectus (the “Information Statement/Prospectus”) is being furnished to you because you are a shareholder of the SPDR S&P 600 Small Cap ETF (the “Acquired Fund”), a series of SPDR Series Trust (the “Trust”). As provided in a Plan of Reorganization (the “Plan”), the Acquired Fund will be reorganized into and with another series of the Trust, the SPDR Portfolio S&P 600 Small Cap ETF (the “Surviving Fund,” and, together with the Acquired Fund, the “Funds”). In exchange for your shares of the Acquired Fund, you will receive a number of shares of beneficial interest of the Surviving Fund and cash in lieu of any fractional shares of the Surviving Fund with an aggregate value equal to the current net asset value (“NAV”) of your Acquired Fund shares, as of the closing date of the reorganization (the “Reorganization”). As a result, at the conclusion of the Reorganization, you will become a shareholder of the Surviving Fund.

The Trust’s Board of Trustees (the “Board”) has determined that the Reorganization is in the best interests of each Fund and its shareholders, and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization generally is not expected to result in the recognition of income, gain or loss by the Acquired Fund or its shareholders (except with respect to cash received in lieu of any fractional shares).

The Acquired Fund and the Surviving Fund are each a series of the Trust, a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) serves as investment adviser to both Funds, and the Funds have the same Trustees and officers and the same distributor, auditor, and other service providers.

Each Fund is an index fund that seeks to track, before fees and expenses, the performance of the S&P SmallCap 600 Index. The Funds’ investment objectives, strategies, risks, and fundamental and non-fundamental policies are the same. For a detailed comparison of the investment objectives, policies, limitations and risks of the Funds, see the sub-sections titled “Investment Objectives and Strategies,” “Fundamental Investment Restrictions” and “Principal Risks” in the “Summary” section of this Information Statement/Prospectus.

SSGA FM believes that shareholders of the Acquired Fund and the Surviving Fund would benefit from the Reorganization. In particular, Acquired Fund shareholders would benefit from the Surviving Fund’s lower contractual management fee and lower total operating expenses before voluntary waivers. SSGA FM currently voluntarily waives a portion of the management fee it receives from the Acquired Fund to maintain the Acquired Fund’s total annual operating expenses at a level equal to that of the Surviving Fund; however, SSGA FM may, in its sole discretion, discontinue this voluntary waiver at any time. In addition, the

Reorganization will further increase the size of the Surviving Fund, which may lead to additional secondary market liquidity and potentially lowering of bid/ask spreads.

This Information Statement/Prospectus sets forth concisely the information about the Funds that you should know before investing and should be retained for future reference. It is both an information statement for the Acquired Fund and a prospectus for the Surviving Fund. This Information Statement/Prospectus is being mailed to shareholders on or about [                ], 2023.

A Statement of Additional Information relating to and dated the date of this Information Statement/Prospectus contains additional information about the Acquired Fund and the Surviving Fund, has been filed with the SEC and is incorporated herein by reference and, therefore, legally forms a part of this Information Statement/Prospectus. In addition, the Prospectus for the Funds, dated October 31, 2022, as may be supplemented from time to time, is incorporated herein by reference. A copy of the Surviving Fund’s Summary Prospectus dated October 31, 2022, as may be supplemented from time to time, is attached to this Information Statement/Prospectus as Appendix D. You may obtain a copy of each of the documents described above, without charge, by calling 1-866-787-2257, visiting https://www.ssga.com/spdrs, or writing to State Street Global Advisors Funds Distributors, LLC, One Iron Street, Boston, Massachusetts 02210.

Information about each Fund (including each document incorporated by reference) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. In addition, reports and other information concerning the Acquired Fund and the Surviving Fund can be inspected at the Funds’ listing exchange, the NYSE Arca, Inc.

No shareholder vote will be taken with respect to the matters described in this Information Statement/Prospectus. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Information Statement/Prospectus or incorporated by reference into this Information Statement/Prospectus. A form of the Plan pursuant to which the Reorganization will be conducted is attached to this Information Statement/Prospectus as Appendix A.

Overview. Each Fund is an index fund that seeks to track, before fees and expenses, the performance of the S&P SmallCap 600 Index. The Funds’ investment objectives, strategies and risks are the same, and the Funds are managed by the same investment adviser, SSGA FM. Further, there is an approximate 100% overlap in securities held by the Funds. SSGA FM believes that shareholders of the Acquired Fund and the Surviving Fund would benefit from the Reorganization. In particular, Acquired Fund shareholders would benefit from the Surviving Fund’s lower contractual management fee and lower total operating expenses before voluntary waivers. SSGA FM currently voluntarily waives a portion of the management fee it receives from the Acquired Fund to maintain the Acquired Fund’s total annual operating expenses at a level equal to that of the Surviving Fund; however, SSGA FM may, in its sole discretion, discontinue this voluntary waiver at any time. In addition, the Reorganization will further increase the size of the Surviving Fund, which may lead to additional secondary market liquidity and potentially lowering of bid/ask spreads.

The Board has unanimously determined that the Reorganization is in the best interests of each Fund and its shareholders, and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization.

The Reorganization and Plan of Reorganization. The Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), has unanimously approved the Reorganization of the Acquired Fund with and into the Surviving Fund. Under the Plan, on the date of the Reorganization (the “Closing Date”), the Acquired Fund will transfer all of its assets to the Surviving Fund solely in exchange for (i) the Surviving Fund’s assumption of all of the liabilities of the Acquired Fund, and (ii) shares of beneficial interest of the Surviving Fund and cash in lieu of fractional Surviving Fund shares with an aggregate value equal to the value of the net assets of the Acquired Fund. Immediately thereafter, the Acquired Fund will distribute these Surviving Fund shares and cash in lieu of any fractional shares to the Acquired Fund shareholders of record at the Closing Date in connection with the liquidation and termination of the Acquired Fund. The aggregate NAV of the Surviving Fund shares and the value of the cash in lieu of any fractional shares of the Surviving Fund received in the Reorganization by an Acquired Fund shareholder will equal the aggregate NAV of the Acquired Fund shares held by the Acquired Fund shareholder immediately prior to the Reorganization.

Prior to the Reorganization, the Acquired Fund may dispose of securities to better align the portfolios of the two Funds. Because the Funds’ investment objectives and strategies are the same, any such disposition of securities is not expected to be material or significant and in all events will be consistent with the expectation that the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). The Acquired Fund may incur expenses associated with such transactions, which are not anticipated to be significant. The Acquired Fund may also stop accepting new investments and purchasing portfolio securities at some time prior to the Closing Date in order to facilitate the transfer of its portfolio securities to the Surviving Fund as part of the Reorganization. As soon as practicable after the distribution and liquidation of the Acquired Fund described above, the Acquired Fund will take steps to wind up its affairs.

The implementation of the Reorganization is subject to a number of conditions set forth in the Plan, including the receipt of an opinion from counsel regarding the U.S. federal income tax consequences of the Reorganization described in greater detail below. All expenses that are solely and directly related to the Reorganization will be paid by the Acquired Fund and borne by its shareholders. The Adviser estimates that these costs will be approximately $95,000. The Acquired Fund and the Surviving Fund will bear their respective portfolio transaction costs associated with the Reorganization.

Federal Income Tax Consequences. The Trust believes that the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code for federal income tax purposes. As a condition to the closing of the Reorganization, the Acquired Fund and the Surviving Fund will receive an opinion of counsel to such effect. In general, if the Reorganization so qualifies, no gain or loss will be recognized by the Acquired Fund or the Surviving Fund as a direct result of the Reorganization and no gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund shares (except with respect to cash received in lieu of any fractional shares). The aggregate tax basis of the shares of the Surviving Fund received by the Acquired Fund shareholders will generally have the same tax basis as their shares in the Acquired Fund immediately before the transfer of the assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Surviving Fund upon the transfer, and decreased by the amount of any such basis allocable to fractional shares of the Surviving Fund, which will be treated as redeemed for cash. Prior to the Reorganization, the Acquired Fund will distribute any previously undistributed net investment income and net realized capital gains (after reduction for any capital loss carryforwards), which distribution will be taxable to shareholders. Certain tax attributes of the Acquired Fund may carry over to the Surviving Fund, including the ability of the Surviving Fund to utilize the Acquired Fund’s capital loss carryforwards, if any. See the section entitled “Information about the Reorganization—Federal Income Tax Consequences.”

Comparison of the Acquired Fund and the Surviving Fund. This section is intended to help you compare the investment objectives, policies, limitations, and risks of the Funds. Information contained in this Information Statement/Prospectus is qualified by the more complete information set forth in the Funds’ Prospectus dated October 31, 2022, as may be supplemented from time to time.

Investment Objectives and Strategies. The Funds’ investment objectives and strategies are the same. The Acquired Fund and the Surviving Fund are exchange-traded funds that seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities.

Each Fund seeks to achieve its investment objective by tracking the S&P SmallCap 600 Index (the “Index”). Under normal market conditions, each Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. SSGA FM, the investment adviser to each Fund, either may invest a Fund’s assets in a subset of securities in the Index or may invest a Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by SSGA FM to be in the best interest of the Fund in pursuing its objective. Each Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, each Fund may become “non-diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When a Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows. In seeking to track the Index, each Fund’s assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. As of December 30, 2022, a significant portion of each Fund comprised companies in the industrial and financial sectors, although this may change from time to time.

Investment Policies. The Funds have identical fundamental and non-fundamental investment policies.

Principal Risks. The Funds are subject to the same risks, each of which is described below.

As with all investments, there are certain risks of investing in the Fund. Fund shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk: The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Small-Capitalization Securities Risk: The securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations. Returns on investments in securities of small-capitalization companies could trail the returns on investments in securities of larger companies.

Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of Fund shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Financial Sector Risk: Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Futures Contract Risk: A futures contract is a standardized agreement that calls for the purchase or sale of a specific asset at a specific price at a specific future time, or cash settlement of the terms of the contract. Transactions in futures contracts can create investment leverage and may have significant volatility. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract. In the event no such market exists, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the futures contract. There is also a risk of imperfect correlation between movements in the prices of the futures contract and movements in the price of the underlying assets. The counterparty to a futures contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. To the extent circumstances evolve in between reconstitutions, the Index may include, and the Fund may therefore hold for a period of time, securities of companies that do not align with the Index’s objective and/or criteria. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to track the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund’s return and that of the Index.

Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. If the liquidity of the Fund’s holdings deteriorates, it may lead to differences between the market price of Fund shares and the net asset value of Fund shares, and could result in the Fund shares being less liquid. Illiquidity of the Fund’s holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

Non-Diversification Risk: To the extent the Fund becomes “non-diversified,” the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund shares may be more volatile than the values of shares of more diversified funds. The Fund may become non-diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities).

Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s Shares to decrease, perhaps significantly.

Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Fees and Expenses. Both Funds are parties to the same investment advisory agreement with the Trust. As part of that agreement with the Trust, the Adviser has contractually agreed to pay all expenses of each Fund, except management fees, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses. Pursuant to the investment advisory agreement, the Acquired Fund pays the Adviser a management fee of 0.15% of the Acquired Fund’s average daily net assets and the Surviving Fund pays the Adviser a management fee of 0.05% of the Surviving Fund’s average daily net assets.

With respect to the Acquired Fund, the Adviser has voluntarily agreed to waive a portion of its management fee so that the total annual fund operating expenses of the Acquired Fund do not exceed 0.05% of its average daily net assets. The Adviser may, in its sole discretion, discontinue this voluntary waiver at any time without any prior notice.

Fees and Expenses of the Funds

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds for the fiscal year ended June 30, 2022, as well pro forma fees and expenses of the Surviving Fund on a combined basis after giving effect to the Reorganization. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. The pro forma fees and expenses of the Surviving Fund on a combined basis after giving effect to the Reorganization will not differ from the Surviving Fund’s current fees and expenses.

	Acquired Fund	Surviving Fund	Pro Forma Combined
Shareholder Fees (fees paid directly from your investment)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%	0.05%	0.05%

Distribution and/or Service (12b-1) Fees	None	None	None

Other Expenses	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.15%	0.05%	0.05%

Example

This Example is intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the listed Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$15	$48	$85	$192
Surviving Fund	$5	$16	$28	$64
Pro Forma Combined	$5	$16	$28	$64

Performance. The following bar charts and tables provide an indication of the risks of investing in the Funds by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and of a relevant broad-based securities index. A Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.ssga.com/spdrs.

As noted below, the Surviving Fund began tracking the S&P SmallCap 600 Index on January 24, 2020. Prior to January 24, 2020, the Surviving Fund tracked indexes different than the S&P SmallCap 600 Index. During the period since January 24, 2020, the performance of the Funds has been substantially similar. In particular, for the three-year period ended January 31, 2023, the performance of the Surviving Fund, the Acquired Fund, and the Index was 10.51%, 10.52%, and 10.53%, respectively.

Performance Information

Surviving Fund

The performance information shown below is based on a calendar year.

Average Annual Total Return

(for periods ended 12/31/22)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Surviving Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of shares of the Surviving Fund. Effective November 16, 2017, the Surviving Fund’s benchmark index changed from the Russell 2000 Index to the SSGA Small Cap Index. Effective January 24, 2020, the Surviving Fund’s benchmark index changed from the SSGA Small Cap Index to the S&P SmallCap 600 Index. Each benchmark index change was consistent with a change in the Fund’s principal investment strategy to track the performance of a new index. Performance of the Surviving Fund prior to January 24, 2020, is therefore based on the Surviving Fund’s investment strategy to track the applicable prior indexes and may have been different had the Fund tracked the current index.

Surviving Fund	One Year	Five Years	Since Inception (7/8/13)
Return Before Taxes	-16.11%	5.76%	8.45%
Return After Taxes on Distributions	-16.58%	5.26%	7.85%
Return After Taxes on Distributions and Sale of Fund Shares	-9.54%	4.34%	6.62%
S&P SmallCap 600 Index/SSGA Small Cap Index/Russell 2000 Index[1] (reflects no deduction for fees, expenses or taxes)	-16.10%	5.81%	8.46%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	11.56%

[1]

Returns shown are reflective of the S&P SmallCap 600 Index for the period January 24, 2020 to December 31, 2022, the SSGA Small Cap Index for the period from November 16, 2017 to January 23, 2020, and the Russell 2000 Index for periods prior to November 16, 2017.

Acquired Fund

The performance information shown below is based on a calendar year.

Average Annual Total Return

(for periods ended 12/31/22)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Acquired Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of shares of the Acquired Fund.

Acquired Fund	One Year	Five Years	Ten Years
Return Before Taxes	-16.07%	5.85%	10.73%
Return After Taxes on Distributions	-16.58%	5.39%	9.95%
Return After Taxes on Distributions and Sale of Fund Shares	-9.51%	4.44%	8.57%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	-16.10%	5.88%	10.82%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples above, affect a Fund’s performance. During the most recent fiscal year ended June 30, 2022, each Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Adviser. The Acquired Fund and the Surviving Fund are managed by the same investment adviser, SSGA FM. The Adviser provides an investment management program for each Fund and manages the investment of each Fund’s assets. In addition, the Adviser provides administrative, compliance and general management services to each Fund. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended. The Adviser and certain other affiliates of State Street Corporation make up SSGA. SSGA is one of the world’s largest institutional money managers and the investment management arm of State Street Corporation. As of December 31, 2022, the Adviser managed approximately $804.40 billion in assets and SSGA managed approximately $3.26 trillion in assets. The Adviser’s principal business address is One Iron Street, Boston, Massachusetts 02210. A discussion regarding the Board’s consideration of the investment advisory agreement is provided in the Funds’ Annual Report to Shareholders for the period ended June 30, 2022.

For the services provided under the investment advisory agreement, for the fiscal year ended June 30, 2022, each Fund paid the Adviser 0.05% of the Fund’s average daily net assets.

Portfolio Managers. Each Fund is managed by a team of investments professionals. The professionals primarily responsible for the day-to-day management of the Acquired Fund are Karl Schneider and Mark Krivitsky. The professionals primarily responsible for the day-to-day management of the Surviving Fund are Karl Schneider and Teddy Wong. Following the Reorganization, the professionals primarily responsible for the day-to-day management of the Surviving Fund will be Teddy Wong and Karl Schneider.

Karl Schneider, CAIA, is a Managing Director of SSGA and the Adviser and Deputy Head of Global Equity Beta Solutions (GEBS) in the Americas, where he also serves as a Senior Portfolio Manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for U.S. equity strategies and synthetic beta strategies, including commodities, buy/write, and hedge fund replication. He is also a member of the S&P Dow Jones U.S. Equities Index Advisory Panel. Prior to joining the GEBS group, Mr. Schneider worked as a portfolio manager in SSGA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined SSGA in 1997. Mr. Schneider holds a Bachelor of Science in Finance and Investments from Babson College and a Master of Science in Finance from the Carroll School of Management at Boston College. He has earned the Chartered Alternative Investment Analyst (CAIA) designation and is a member of the CAIA Association.

Mark Krivitsky is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group and Tax-Efficient Market Capture Group. He is responsible for managing both U.S. and international index funds and taxable institutional accounts. His previous experience at SSGA includes affiliation with the firm’s U.S. Structured Products Operations Group. Mr. Krivitsky began his tenure at State Street Corporation in the Mutual Funds Division in 1992. He has been working in the investment management field since 1991. Mr. Krivitsky holds a Bachelor of Arts in Humanities/Social Sciences from the University of Massachusetts and a Master of Business Administration with a specialization in Finance from the Sawyer School of Management at Suffolk University.

Teddy Wong is a Vice President of SSGA and the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. Within this team, he is responsible for the management of several strategies, including developed and emerging markets strategies benchmarked to MSCI and S&P indices as well as domestic strategies benchmarked to Russell and Standard & Poor’s indices. Prior to assuming his current role in January 2006, Mr. Wong was a manager within SSGA’s International Structured Products Group Operations Team. Mr. Wong holds a Bachelor of Arts in Economics from the University of Rochester.

Board Members. The Acquired Fund and the Surviving Fund are subject to the oversight of the same Board of Trustees. Six of the eight Trustees are Independent Trustees.

Independent Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm for the Acquired Fund and the Surviving Fund.

Capitalization. The following table sets forth the unaudited capitalization of the Acquired Fund and the Surviving Fund as of December 30, 2022, and the unaudited capitalization on a pro forma combined basis after giving effect to the Reorganization as of that date. The capitalizations are likely to be different at the time that the Reorganization is scheduled to be completed as a result of daily share purchase and sale activity.

Fund	SPDR S&P 600 Small Cap ETF (Acquired Fund)	SPDR Portfolio S&P 600 Small Cap ETF (Surviving Fund)	Share Adjustments	Pro Forma Combined
Total Net Assets	$1,614,511,155	$4,513,752,417	N/A	$6,128,263,572
NAV Per Share	$82.16	$36.97	N/A	$36.97
Shares Outstanding	19,650,046	122,100,000	43,673,599	165,773,599

Calculating NAV. The Funds’ procedures for calculating NAV are identical. NAV per share for each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by State Street Bank and Trust Company and determined once daily as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open. When calculating NAV, each Fund will value the portfolio securities and assets of the Fund for which market quotations are readily available at the current market price of those securities and assets. If market prices for certain securities or instruments are not readily available or the Adviser thinks that they are unreliable, the Adviser’s Oversight Committee prices those securities and instruments at fair value as determined in good faith using methods approved by the Board of Trustees.

Purchase and Sale of Fund Shares. The Funds’ procedures for the purchase and sale of Fund shares are identical. Each Fund will issue or redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) (the “bid-ask spread”). Recent information regarding each Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.ssga.com/spdrs.

The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time as described in the Fund’s SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause a Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, Fund shares are issued and redeemed only in large quantities of shares known as Creation Units, available only from a Fund directly, and that most trading in a Fund occurs on the NYSE Arca, Inc. at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to the Fund or its shareholders.

Dividends and Distributions. The Funds have identical dividends and distribution policies. Each Fund generally pays out dividends to shareholders quarterly. In addition, each Fund distributes its net capital gains, if any, to shareholders at least annually.

Tax Information. With respect to both Funds, Fund distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase a Fund’s shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Financial Highlights. The fiscal year end of the Acquired Fund and Surviving Fund is June 30. The financial highlights for the Acquired Fund and Surviving Fund are included in Appendix B.

INFORMATION ABOUT THE REORGANIZATION

The following summary of the Plan of Reorganization does not purport to be complete and is qualified in its entirety by reference to the form of Plan, a copy of which is attached as Appendix A and is incorporated herein by reference.

Terms of the Plan of Reorganization. The Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or about June 9, 2023, but may occur on such other date as fixed in writing by an authorized officer of the Funds. On the Closing Date, the Acquired Fund will transfer all its assets to the Surviving Fund solely in exchange for (i) the Surviving Fund’s assumption of all the liabilities of the Acquired Fund, and (ii) shares of beneficial interest of the Surviving Fund and cash in lieu of fractional Surviving Fund shares with an aggregate value equal to the value of the net assets of the Acquired Fund. Immediately thereafter, the Acquired Fund will distribute these Surviving Fund shares and cash in lieu of any fractional shares to the Acquired Fund shareholders of record at the Closing Date in connection with the liquidation and termination of the Acquired Fund. The aggregate NAV of the Surviving Fund shares and cash in lieu of any fractional shares of the Surviving Fund received in the Reorganization will equal the aggregate NAV of the Acquired Fund shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization.

The number of Surviving Fund shares to be issued and amount of cash in lieu of any fractional Surviving Fund shares to be distributed in exchange for the Acquired Fund’s assets will be determined on a shareholder-by-shareholder basis by multiplying the outstanding shares of the Acquired Fund in respect of each shareholder by the ratio computed by dividing the NAV per share of the Acquired Fund by the NAV per share of the Surviving Fund, as of a valuation time set forth in the Plan. In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, each security will be priced in accordance with the Trust’s Board-approved pricing policies and procedures.

The transfer of shareholder accounts from the Acquired Fund to the Surviving Fund will occur automatically. It is not necessary for Acquired Fund shareholders to take any action to effect the transfer. Please do not attempt to make the transfer yourself. If you do so, you may disrupt the management of the Funds’ portfolios. No sales charge or fee of any kind will be assessed to Acquired Fund shareholders in connection with their receipt of shares of the Surviving Fund in the Reorganization.

All expenses that are solely and directly related to the Reorganization, largely those for legal, accounting and printing expenses, will be paid by the Acquired Fund and borne by its shareholders. The Acquired Fund and the Surviving Fund will bear their respective portfolio transaction costs whether or not they are associated with the Reorganization.

The Plan contains customary covenants and conditions. The Plan provides that the consummation of the Reorganization is conditioned upon, among other things, the receipt by the Acquired Fund and the Surviving Fund of an opinion of Morgan, Lewis & Bockius LLP that the Reorganization will be treated as a “reorganization” within the meaning of Section 368(a) of the Code and generally will not result in income, gain, or loss being recognized for federal income tax purposes by the Acquired Fund, the Acquired Fund’s shareholders, or the Surviving Fund.

The Plan may be terminated if, before the Closing Date, the Board determines that the Reorganization is not in the best interests of the shareholders of the Acquired Fund or the Surviving Fund, respectively, or any governmental body shall have issued an order, decree, or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of the Plan.

Following the Reorganization, the Adviser will continue to act as investment adviser to the Surviving Fund.

Description of the Securities to be Issued. The Surviving Fund’s shares issued and delivered to the shareholders of the Acquired Fund pursuant to the Reorganization will be validly issued, fully paid and non-assessable when issued.

Board Considerations Relating to the Reorganization. The Board considered and discussed the Reorganization at a meeting held on February 22-23, 2023. In its review of the Reorganization, the Board was assisted by legal counsel, and the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, were also assisted by independent legal counsel. The factors considered by the Board include, but are not limited to, those listed below.

•	The Funds’ investment objectives, strategies, risks, and fundamental and non-fundamental investment policies are identical.

•	Each Fund is managed by the Adviser and is a party to the same investment advisory agreement with the Adviser.

•

The Surviving Fund pays the Adviser a contractual management fee that is less than the contractual management fee paid to the Adviser by the Acquired Fund. Under the investment advisory agreement, the Adviser pays all expenses of each Fund, subject to certain exceptions.

•	The Surviving Fund has lower total annual fund operating expenses, before waivers, than the Acquired Fund.

•

With respect to the Acquired Fund, the Adviser currently voluntarily waives a portion of its management fee so that the total annual fund operating expenses of the Acquired Fund are the same as those of the Surviving Fund; however, the Adviser may, in its sole discretion, discontinue this voluntary waiver at any time without any prior notice.

•	Each Fund tracks the same Index and, therefore, the Funds have substantially similar portfolio holdings.

•	The historical performance of the Funds has been substantially similar during periods when the Funds tracked the same Index.

•	The Surviving Fund is considerably larger than the Acquired Fund and offers greater secondary market liquidity.

•	The Reorganization will further increase the size of the Surviving Fund, which may lead to additional secondary market liquidity and potentially lowering of bid/ask spreads.

•

Gain or loss generally is not expected to be recognized by shareholders for U.S. federal income tax purposes as a result of the Reorganization (except with respect to cash received in lieu of any fractional shares).

•

The aggregate NAV of the Surviving Fund shares and the value of any cash in lieu of any fractional shares of the Surviving Fund that shareholders of the Acquired Fund will receive in the Reorganization will equal the aggregate NAV of the shares that shareholders of the Acquired Fund own immediately prior to the Reorganization, and that the interests of shareholders of the Acquired Fund and the Surviving Fund will not be diluted as a result of the Reorganization.

•

All expenses that are solely and directly related to the Reorganization will be paid by the Acquired Fund and borne by its shareholders, and each Fund will bear its respective portfolio transaction costs associated with the Reorganization. When considering that the Acquired Fund would pay for the expenses of the Reorganization, the Board noted the benefits of the Reorganization to the Acquired Fund and its shareholders, including the Surviving Fund’s lower contractual management fee and lower total annual fund operating expenses (before voluntary waivers).

The Board, including a majority of the Independent Trustees, concluded that based upon the factors and determinations summarized above, completion of the Reorganization is advisable and in the best interests of each Fund and its shareholders, and that the interests of each Fund’s shareholders will not be diluted as a result of the Reorganization. The determinations were made on the basis of the business judgment of each Trustee after consideration of all of the factors taken as a whole, though individual members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Income Tax Consequences. The Reorganization is conditioned upon the receipt by the Acquired Fund and the Surviving Fund of an opinion from Morgan, Lewis & Bockius LLP, counsel to the Trust, substantially to the effect that, for federal income tax purposes:

(i)

The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Acquired Fund and the Surviving Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)

No gain or loss will be recognized by the Acquired Fund upon the transfer of all its assets to the Surviving Fund solely in exchange for Surviving Fund shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund, or upon the distribution of Surviving Fund shares to shareholders of the Acquired Fund.

(iii)

No gain or loss will be recognized by the Surviving Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for Surviving Fund shares and the assumption by the Surviving Fund of the liabilities of the Acquired Fund as part of the Reorganization.

(iv)

The tax basis in the hands of the Surviving Fund of each asset of the Acquired Fund transferred from the Acquired Fund to the Surviving Fund in the Reorganization will be the same as the tax basis of such asset in the hands of the Acquired Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund on the transfer.

(v)

The holding period in the hands of the Surviving Fund of each asset of the Acquired Fund transferred from the Acquired Fund to the Surviving Fund in the Reorganization, other than assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which such assets were held by the Acquired Fund (except where investment activities of the Surviving Fund have the effect of reducing or eliminating the holding period with respect to an asset).

(vi)

No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares for Surviving Fund shares (except with respect to cash received in lieu of fractional shares).

(vii)

The aggregate tax basis of the Surviving Fund shares received by each shareholder of the Acquired Fund (including fractional shares to which the shareholder would be entitled but for the distribution of cash in lieu of fractional shares) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

(viii)

The holding period of each shareholder of the Acquired Fund for the Surviving Fund shares received in the Reorganization will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.

No opinion will be expressed as to the effect of the Reorganization on the Acquired Fund or the Surviving Fund with respect to (A) any asset as to which any gain or loss may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Fund’s taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code. In addition, no opinion will be expressed as to the effect of the Reorganization on any Acquired Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

In rendering such opinion, counsel shall rely upon, among other things, certain facts, assumptions and representations of the Trust, made on behalf of the Acquired Fund and Surviving Fund. No tax ruling has been or will be received from the Internal Revenue Service in connection with the Reorganization. An opinion of counsel is not binding on the Internal Revenue Service or a court, and no assurance can be given that the Internal Revenue Service would not assert, or a court would not sustain, a contrary position. Shareholders of the Acquired Fund should consult their tax advisers regarding the federal, state and local tax treatment and implications of the Reorganization in light of their individual circumstances.

Immediately prior to the Reorganization, the Acquired Fund will declare and pay a dividend, which, together with all previous dividends, is intended to have the effect of distributing to the Acquired Fund shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid) for taxable years ending on or prior to the Closing Date, all of its net income and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryover).

Federal income tax law permits a regulated investment company to carry forward indefinitely its net capital losses to offset its capital gains recognized in future years.

As of June 30, 2022, the Funds had the following unused capital loss carryforwards:

Fund	Total
Acquired Fund	$(111,094,639)
Surviving Fund	$(239,167,758)

As of the Closing Date, each Fund may have net realized capital gains or losses and may also have net unrealized gains or losses.

The Reorganization may result in a number of different limitations on the combined Fund’s ability, following the Reorganization, to use realized and unrealized losses of the Acquired Fund and the Surviving Fund. In the taxable year of the Surviving Fund in which the Reorganization occurs, the Surviving Fund will be able to use capital loss carryforwards of the Acquired Fund (including from the Acquired Fund’s short taxable year ending on the Closing Date), subject to the additional limitations described below, to offset only a prorated portion of the Surviving Fund’s capital gains for such taxable year, based on the number of days remaining after the Closing Date in such taxable year.

Assuming shareholders of the Acquired Fund own less than 50% of the Surviving Fund immediately after the Reorganization, the Reorganization may result in limitations on the combined Fund’s ability, following the Reorganization, to use any capital loss carryforwards of the Acquired Fund (including carryforwards generated in the tax year of the Acquired Fund ending on the date of the Reorganization) and potentially on the combined Fund’s ability to use unrealized capital losses inherent in the tax basis of the assets of the Acquired Fund acquired in the Reorganization. Those limitations are imposed on an annual basis. Capital losses in excess of this limitation may be carried forward indefinitely, subject to any other applicable limitations. The annual limitation on the use of those carryforwards for periods following the Reorganization generally will equal the product of the net asset value of the Acquired Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” as published by the Internal Revenue Service (“IRS”) and in effect at the time of the Reorganization. This limitation may be prorated in the taxable year of the Surviving Fund in which the Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

Under certain circumstances, the Reorganization may result in limitations on the Surviving Fund’s ability, in the post-Reorganization period, to use a portion of any capital loss carryforward of the Surviving Fund from years ended prior to the Closing Date and/or generated in its tax year that includes the Reorganization, and potentially on the Surviving Fund’s ability to use unrealized capital losses inherent in the tax basis of its assets. Those limitations are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. If applicable, the annual limitation on the use of those carryforwards for periods following the Reorganization generally will equal the product of the net asset value of the Surviving Fund and the “long-term tax-exempt rate,” as published by the IRS.

If the Surviving Fund or the Acquired Fund has a net unrealized gain inherent in its assets at the time of the Reorganization, then, under certain circumstances, the combined Fund may not offset that gain, to the extent realized within five years of the Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward of pre-Reorganization losses of the Fund with the net unrealized gain inherent in its assets at the time of the Reorganization) or, in certain cases, by a net unrealized loss inherent at the time of the Reorganization in the assets of the other Fund involved in the Reorganization. This limitation will generally apply if the Surviving Fund’s or the Acquired Fund’s unrealized capital gains as of the date of the Reorganization are greater than either $10,000,000 or 15% of the value of its assets, subject to certain adjustments.

As a result of the Reorganization, losses and loss carryforwards will benefit the shareholders of the combined Surviving Fund, rather than only the shareholders of the Fund that incurred them. Even if a particular limitation described above would not be triggered solely by the Reorganization, the limitation may be triggered by the Reorganization and one or more other transactions entered into by the Acquired Fund or Surviving Fund (including, potentially, another reorganization). By reason of the foregoing rules, taxable shareholders may pay more taxes, or pay taxes sooner, than they otherwise would have if the Reorganization did not occur.

Since the Reorganization is not expected to close until the close of business on June 9, 2023, the capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described above may change significantly between now and the completion of the Reorganization. Further, the ability of each Fund to use losses (even in the absence of the Reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains.

Comparison of Shareholder Rights. There are no material differences between the rights of shareholders of the Acquired Fund and the rights of shareholders of the Surviving Fund.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND AND THE SURVIVING FUND

Additional information about the Surviving Fund and the Acquired Fund is incorporated by reference into this Information Statement/Prospectus from the Prospectus for the Funds, dated October 31, 2022, as may be supplemented from time to time, forming a part of each Fund’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839). A copy of the Surviving Fund’s Summary Prospectus dated October 31, 2022, as may be supplemented from time to time, is attached to this Information Statement/Prospectus as Appendix D. The Financial Highlights for each Fund is included in Appendix B to this Prospectus/Information Statement.

The Funds are subject to the requirements of the Securities Exchange Act of 1934 and 1940 Act and file reports, proxy statements and other information with the SEC. Reports, proxy statements and other information filed by the Funds may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549. Fund documents can be viewed on-line or downloaded from www.sec.gov. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. In addition, reports and other information concerning the Acquired Fund and Surviving Fund can be inspected at the Funds’ listing exchange, NYSE Arca, Inc.

Ownership of Shares. As of February 17, 2023, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more* of the shares of the Acquired Fund or the Surviving Fund. The Funds do not have any knowledge of who the ultimate beneficiaries are of the Shares.

Fund	Name and Address	% Ownership
SPDR S&P 600 SMALL CAP ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	19.53%

	LPL Financial Corporation 4707 Executive Drive San Diego, CA 92121	14.44%

	National Financial Services Corporation 200 Liberty Street New York, NY 10281	13.63%

	Morgan Stanley Smith Barney LLC 1 Harborside Financial Center, Plaza II Jersey City, NJ 07311	7.17%

	TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	6.83%

	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	5.65%

SPDR PORTFOLIO S&P 600 SMALL CAP ETF	Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	29.45%

	LPL Financial Corporation 4707 Executive Drive San Diego, CA 92121	20.90%

	TD Ameritrade Clearing, Inc. 4211 South 102nd Street Omaha, NE 68127	20.20%

	National Financial Services Corporation 200 Liberty Street New York, NY 10281	8.29%

*

A party holding in excess of 25% of the outstanding voting securities of a Fund is presumed to be a “control person” (as defined in the 1940 Act) of such Fund, based on the substantial ownership interest held and the party’s resultant ability to influence voting on certain matters submitted for shareholder consideration.

As of December 31, 2022, Trustees and officers of the Funds, as a group, owned less than 1% of each Fund’s outstanding shares.

APPENDIX A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) is dated as of this [    ] day of [                ], 2023, and has been adopted by SPDR Series Trust, a Massachusetts business trust (the “Trust”), to provide for the reorganization of the Trust’s SPDR S&P 600 Small Cap ETF (the “Acquired Fund”), with and into the Trust’s SPDR Portfolio S&P 600 Small Cap ETF (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”).

WHEREAS, the Trust was organized as a Massachusetts business trust on June 12, 1998 and is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, each of the Acquired Fund and the Surviving Fund is a separate investment series of the Trust and the Acquired Fund owns securities in which the Surviving Fund is permitted to invest;

WHEREAS, each of the Acquired Fund and the Surviving Fund is authorized to issue shares of beneficial interest;

WHEREAS, the Funds intend this Plan to be, and adopt it as, a “plan of reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury regulations thereunder; and

WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in Section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of each Fund and that the interests of each Fund’s existing shareholders will not be diluted as a result;

NOW, THEREFORE, the Trust, on behalf of each Fund, intends to enter into a series of transactions pursuant to which: (i) the Acquired Fund will transfer all of its assets to the Surviving Fund solely in exchange for (a) the Surviving Fund’s assumption of all of the liabilities of the Acquired Fund, and (b) shares of beneficial interest of the Surviving Fund (“Surviving Fund Shares”) and cash in lieu of fractional Surviving Fund Shares with such cash and shares having an aggregate value equal to the value of the net assets of the Acquired Fund being acquired, and (ii) the Acquired Fund will subsequently distribute, on the Closing Date (as defined in Section 9 of this Plan), the Surviving Fund Shares and cash in lieu of fractional Surviving Fund Shares to holders of shares of the Acquired Fund (“Acquired Fund Shares”), in exchange for their Acquired Fund Shares, in liquidation and termination of the Acquired Fund (collectively, the “Reorganization”), all upon the terms and conditions hereinafter set forth in this Plan.

1.    Reorganization. At the Closing Date, the Acquired Fund shall assign, deliver, and otherwise transfer all of its assets and good and marketable title thereto, and assign all its liabilities, irrespective of whether they are set forth in the statement of assets and liabilities referred to in Section 2(a) below, to the Surviving Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Plan, and the Surviving Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Surviving Fund shall deliver to the Acquired Fund a number of Surviving Fund Shares and cash in lieu of fractional Surviving Fund Shares that in the aggregate have a combined total value equal to the value of the Acquired Fund Shares outstanding at the close of business on the Closing Date, as determined in the manner set forth in Section 3 below. Shareholders of record of the Acquired Fund at the Closing Date shall be credited with Surviving Fund Shares and, as necessary, cash in lieu of any outstanding fractional Surviving Fund Shares, in exchange for their Acquired Fund Shares, as determined in the manner set forth in Section 3 below. The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Surviving Fund. All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund.

2.    Transfer of Assets.

(a)    The assets of the Acquired Fund to be acquired by the Surviving Fund shall include, without limitation, all cash, cash equivalents, securities, and receivables (including interest and dividends receivable) as set forth in a statement of assets and liabilities to be prepared as of the Valuation Time (as defined in Section 5 of this Plan), as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.

(b)    In the event that the Acquired Fund holds any investments that the Surviving Fund may not hold, the Acquired Fund will dispose of such investments prior to the Closing Date. In addition, if it is determined that the Acquired Fund and the Surviving Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Fund with respect to such investments, the Acquired Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund’s fiduciary duty to its shareholders or adversely affect the treatment of the Reorganization as a “reorganization” within the meaning of Section 368(a) of the Code.

3.    Calculations.

(a)    The number of Surviving Fund Shares to be issued to, and the amount of cash in lieu of fractional Surviving Fund Shares to be distributed to, the Acquired Fund by the Surviving Fund in exchange for the Acquired Fund’s assets pursuant to Section 1 hereof shall have an aggregate value equal to the value of the outstanding Acquired Fund Shares, with such value determined in accordance with Section 3(b). Each shareholder of record of the Acquired Fund at the Closing Date shall be credited with the whole number of full Surviving Fund Shares (rounding down) determined by dividing the aggregate net asset value of the Acquired Fund Shares held by such shareholder on the Closing Date by the net asset value of one Surviving Fund Share, and, if applicable, cash in lieu of fractional shares.

(b)    The net asset value per share of each Fund shall be the net asset value per share computed as of Valuation Time (as defined in Section 5 below), in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933 (the “1933 Act”).

4.    Valuation of Assets. The value of the assets of the Acquired Fund shall be the value of such assets computed as of the Valuation Time. In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, each security shall be priced in accordance with the pricing policies and procedures adopted by the Board of Trustees of the Trust.

5.    Valuation Time. The valuation time shall be 4:00 p.m., Eastern Time, on June 9, 2023, or such earlier or later date and time as may be determined in writing by an authorized officer of the Funds (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or

(b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the second business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

6.    Liquidation of the Acquired Fund and Cancellation of Shares. On the Closing Date, the Acquired Fund will liquidate and the Surviving Fund Shares and cash in lieu of any fractional Surviving Fund Shares received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of the Acquired Fund that represents the respective number of Surviving Fund Shares and amount of cash in lieu of any fractional Surviving Fund Shares due such shareholder. All of the issued and outstanding shares of the Acquired Fund shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive Surviving Fund Shares and cash in lieu of any fractional Surviving Fund Shares. The Acquired Fund’s transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

7.    Covenants of the Surviving Fund and the Acquired Fund.

(a)    The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in market value of portfolio securities, and net redemptions.

(b)    Subject to the provisions of this Plan, the Trust will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

(c) On or before the Closing Date, the Acquired Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date (including the current taxable year, assuming such year ends on the Closing Date), and all of its net capital gain (as defined in the Code) (after reduction for any capital loss carry forward), if any, that has accrued or been recognized, respectively, through the Closing Date for all applicable periods or years ending on or before the Closing Date, such that the Acquired Fund will not have any unpaid tax liability under the Code.

(d)    For each applicable year or period of its operation ending prior to the Closing Date, the Surviving Fund will have distributed substantially all of (i) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (ii) the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Sections 265 and 171(a)(2) of the Code, and (iii) any net capital gain (as defined in the Code) (after reduction for any capital loss carry forward), such that the Surviving Fund will not have any unpaid tax liability under the Code for any such year or period.

8.    Conditions of the Reorganization. Consummation of this Plan of Reorganization is subject to the following conditions:

(a)    The Trust’s Board of Trustees, on behalf of each of the Acquired Fund and Surviving Fund, shall have approved this Plan.

(b)    On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Plan under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein.

(c)    The Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund pursuant to Section 1. Upon delivery and payment for such assets, the Surviving Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Fund and accepted by the Surviving Fund.

(d)    All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Acquired Fund.

(e)    The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the Trust, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f)    The Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Plan will be validly issued, fully paid, and non-assessable.

(g)    The Funds shall have received the opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, addressed to the Surviving Fund and the Acquired Fund substantially to the effect that, based upon certain facts, qualifications, assumptions, certifications and representations, for federal income tax purposes:

(i) The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Acquired Fund and the Surviving Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Acquired Fund upon the transfer of all its assets to the Surviving Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund Shares to shareholders of the Acquired Fund, except for (i) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (ii) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (iii) any other gain or loss that may be required to be recognized (A) as a result of the closing of the Acquired Fund’s taxable year, or (B) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

(iii) No gain or loss will be recognized by the Surviving Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of the liabilities of the Acquired Fund as part of the Reorganization.

(iv) The tax basis in the hands of the Surviving Fund of each asset of the Acquired Fund transferred from the Acquired Fund to the Surviving Fund in the Reorganization will be the same as the tax basis of such asset in the hands of the Acquired Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund on the transfer.

(v) The holding period in the hands of the Surviving Fund of each asset of the Acquired Fund transferred from the Acquired Fund to the Surviving Fund in the Reorganization , other than assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which such assets were held by the Acquired Fund (except where investment activities of the Surviving Fund have the effect of reducing or eliminating the holding period with respect to an asset).

(vi) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares for Surviving Fund Shares (except with respect to cash received in lieu of fractional shares).

(vii) The aggregate tax basis of the Surviving Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which the shareholder would be entitled but for the distribution of cash in lieu of fractional shares) will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor.

(viii) The holding period of each shareholder of the Acquired Fund for the Surviving Fund Shares received in the Reorganization will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset as of the Closing Date of the Reorganization.

No opinion will be expressed as to the effect of the Reorganization on the Acquired Fund or the Surviving Fund with respect to (A) any asset as to which any gain or loss may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Fund’s taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code. In addition, no opinion will be expressed as to the effect of the Reorganization on any Acquired Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 8(e).

v

9.    Closing Date and Time of the Reorganization. The closing date of the Reorganization shall be June 9, 2023, or such other date as fixed in writing by an authorized officer of the Funds (the “Closing Date”). All acts taking place on the Closing Date shall be deemed to take place simultaneously after the close of business on the Closing Date, unless otherwise provided.

10.    Termination.

(a)    This Plan may be terminated, without penalty, at or prior to the Closing Date:

(i)     by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Plan not in the best interests of either of the Acquired Fund’s or Surviving Fund’s shareholders; or

(ii)    if any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of this Plan.

(b)    In the event of any such termination, the Acquired Fund and the Surviving Fund shall, as determined by the Trust’s Board of Trustees, bear the expenses incurred incidental to the preparation and carrying out of this Plan as provided in Section 13(b).

11.    Amendment. This Plan may be amended, modified or supplemented to the fullest extent permitted by law upon authorization by the Board of Trustees of the Trust; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund Shares to be issued to the Acquired Fund shareholders under this Plan to the detriment of such Acquired Fund shareholders.

12.    Governing Law. This Plan shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

13.    Fees and Expenses.

(a)    Each of the Surviving Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b)    Except as otherwise provided for herein, all expenses that are solely and directly related to the Reorganization contemplated by this Plan will be borne and paid by the Acquired Fund. Such expenses include, without limitation, to the extent solely and directly related to the Reorganization contemplated by this Plan: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Fund Shares to be issued pursuant to the provisions of this Plan; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Fund Shares to be issued in connection herewith in each state in which the Acquired Fund’s shareholders are resident as of the date of the mailing of the Information Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. All such fees and expenses so borne and paid, shall be paid directly by the Acquired Fund to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Plan will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by the other party of such expenses would prevent the Acquired Fund or the Surviving Fund, as the case may be, from being treated as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” under Section 368(a) of the Code. In the event this Plan is terminated at or prior to the Closing Date in accordance with Section 10 hereto, the Funds will bear the costs incurred under this Section 13(b).

14.    Waiver. At any time prior to the Closing Date, unless otherwise noted in this Plan, any of the terms or conditions of this Plan may be waived by the Board of Trustees of the Trust if, in its judgment after consultation with fund counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to the shareholders of either Fund.

APPENDIX B

FINANCIAL HIGHLIGHTS

The financial highlight tables below are intended to help you understand each Fund’s financial performance for the past five fiscal years and the semi-annual period June 30, 2022 to December 31, 2022. Certain information reflects the performance results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information for the past five fiscal years has been audited by Ernst & Young LLP, the Trust’s independent registered public accounting firm, whose report, along with each Fund’s financial highlights and financial statements, is included in the annual report to shareholders, which is available upon request. The information for the semi-annual period June 30, 2022 to December 31, 2022, is unaudited and is included in the Funds’ semi-annual report to shareholders, which is available upon request. Any references to Notes in these financial highlight tables refer to the “Notes to Financial Statements” section of each Fund’s financial statements, and the financial information included in these tables should be read in conjunction with the financial statements incorporated by reference in the SAI.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap ETF
	Six Months Ended 12/31/22 (Unaudited)		Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$80.11		$97.71	$59.07	$67.66	$72.24	$61.60

Income (loss) from investment operations:
Net investment income (loss) (b)	0.77		1.36	0.98	0.91	0.94	0.87
Net realized and unrealized gain (loss) (c)	2.03		(17.61)	38.58	(8.47)	(4.55)	11.52

Total from investment operations	2.80		(16.25)	39.56	(7.56)	(3.61)	12.39

Net equalization credits and charges (b)	(0.01)		0.00 (d)	0.02	(0.02)	0.01	0.01

Distributions to shareholders from:
Net investment income	(0.74)		(1.35)	(0.94)	(1.01)	(0.98)	(0.89)
Net realized gains	—		—	—	—	—	(0.87)

Total distributions	(0.74)		(1.35)	(0.94)	(1.01)	(0.98)	(1.76)

Net asset value, end of period	$82.16		$80.11	$97.71	$59.07	$67.66	$72.24

Total return (e)	3.50%		(16.80)%	67.27%	(11.26)%	(4.95)%	20.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,614,513		$1,598,295	$1,829,600	$998,273	$1,288,927	$1,043,840
Ratios to average net assets:
Total expenses	0.16	%(f)	0.15%	0.15%	0.15%	0.15%	0.15%
Net expenses	0.06	%(f)	0.05%	0.05%	0.11%	—%	—%
Net investment income (loss)	1.83	%(f)	1.45%	1.22%	1.42%	1.37%	1.30%
Portfolio turnover rate (g)	8	%(h)	16%	13%	15%	11%	14%

(a)

After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.

(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

1

	SPDR Portfolio S&P 600 Small Cap ETF
	Six Months Ended 12/31/22 (Unaudited)		Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$36.00		$43.95	$26.57	$30.65	$32.26	$27.69

Income (loss) from investment operations:
Net investment income (loss) (b)	0.35		0.61	0.45	0.44	0.48	0.50
Net realized and unrealized gain (loss) (c)	0.91		(7.95)	17.37	(4.07)	(1.57)	4.49

Total from investment operations	1.26		(7.34)	17.82	(3.63)	(1.09)	4.99

Net equalization credits and charges (b)	0.00	(d)	0.01	0.00 (d)	0.04	0.01	0.04

Distributions to shareholders from:
Net investment income	(0.29)		(0.62)	(0.44)	(0.49)	(0.53)	(0.46)

Net asset value, end of period	$36.97		$36.00	$43.95	$26.57	$30.65	$32.26

Total return (e)	3.52%		(16.87)%	67.37%	(11.78)%	(3.24)%	18.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,513,754		$4,008,887	$4,179,916	$2,168,502	$1,367,143	$1,188,787
Ratios to average net assets:
Total expenses	0.06	%(f)	0.05%	0.05%	0.05%	0.05%	0.06%
Net investment income (loss)	1.84	%(f)	1.45%	1.25%	1.55%	1.57%	1.63%
Portfolio turnover rate (g)	7	%(h)	16%	13%	80%	14%	28%

(a)	On October 16, 2017, the SPDR Portfolio Small Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.

See accompanying notes to financial statements.

1

APPENDIX C

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of the Surviving Fund and the Acquired Fund, and the fees and expenses of the Surviving Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the “Comparison of the Acquired Fund and the Surviving Fund – Fees and Expenses” section of the Information Statement/Prospectus.

The Reorganization will not result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Surviving Fund. In particular, each security held by the Acquired Fund is eligible to be held by the Surviving Fund. As a result, a schedule of investments of the Acquired Fund modified to show the effects of the change is not required and is not included.

There are no material differences in accounting policies of the Acquired Fund as compared to those of the Surviving Fund.

APPENDIX D

SURVIVING FUND SUMMARY PROSPECTUS

SPDR® Portfolio S&P 600 Small Cap ETF
SPSM
(NYSE Ticker)
Summary Prospectus-October 31, 2022
Before you invest in the SPDR® Portfolio S&P 600 Small Cap ETF (the “Fund”), you may want to review the Fund's prospectus and statement of additional information, which contain more information about the Fund and the risks of investing in the Fund. The Fund's prospectus and statement of additional information dated October 31, 2022, are incorporated by reference into this summary prospectus. You can find the Fund's prospectus, statement of additional information and reports to shareholders, as well as other information about the Fund, online at https://www.ssga.com/spdrs.
You may also obtain this information at no charge by calling 1-866-787-2257 or by sending an e-mail request to Fund_inquiry@ssga.com.
Investment Objective
The SPDR Portfolio S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management fees	0.05%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses	0.05%
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Year 1	Year 3	Year 5	Year 10
$5	$16	$28	$64
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.
The Fund's Principal Investment Strategy
In seeking to track the performance of the S&P SmallCap 600 Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the
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SPDR® Portfolio S&P 600 Small Cap ETF
Adviser to be in the best interest of the Fund in pursuing its objective. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non-diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.
The Index measures the performance of the small-capitalization segment of the U.S. equity market. The selection universe for the Index includes all U.S. common equities listed on the NYSE, NYSE Arca, NYSE American, NASDAQ Global Select Market, NASDAQ Select Market, NASDAQ Capital Market, Cboe BZX, Cboe BYX, Cboe EDGA, or Cboe EDGX with unadjusted market capitalizations between $850 million and $3.7 billion and float-adjusted market capitalizations of at least $425 million at the time of inclusion. These capitalization ranges may be revised by the Index Provider (as defined below) at any time. To be included in the Index, a security (or issuer of a security, as applicable) should (i) have an annual dollar value traded to float-adjusted market capitalization ratio of 1 or greater; (ii) trade a minimum of 250,000 shares in each of the six months leading up to the evaluation date; (iii) have a public float of at least 10%; and (iv) have positive aggregate earnings over the four most recent quarters and for the most recent quarter. In selecting securities for inclusion in the Index, the Index Provider also considers sector balance by comparing the weight of each GICS (Global Industry Classification Standard) sector in the Index to its weight in the relevant market capitalization range of the S&P Total Market Index.
The Index is float-adjusted market capitalization weighted. Index constituents are added and removed on an as-needed basis. The Index is rebalanced on a quarterly basis in March, June, September and December. As of August 31, 2022, a significant portion of the Fund comprised companies in the financial and industrial sectors, although this may change from time to time. As of July 31, 2022, the Index comprised 601 stocks.
The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Principal Risks of Investing in the Fund
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Small-Capitalization Securities Risk: The securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. Returns on investments in securities of small-capitalization companies could trail the returns on investments in securities of larger companies.
State Street Global Advisors
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SPDR® Portfolio S&P 600 Small Cap ETF
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Financial Sector Risk: Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Futures Contract Risk: A futures contract is a standardized agreement that calls for the purchase or sale of a specific asset at a specific price at a specific future time, or cash settlement of the terms of the contract. Transactions in futures contracts can create investment leverage and may have significant volatility. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out the futures contract at a favorable time or price. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract. In the event no such market exists, it might not be possible to effect closing transactions, and the Fund will be unable to terminate its exposure to the futures contract. There is also a risk of imperfect correlation between movements in the prices of the futures contract and movements in the price of the underlying assets. The counterparty to a futures contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations.
Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. Errors in index data, index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. To the extent circumstances evolve in between reconstitutions, the Index may include, and the Fund may therefore hold for a period of time, securities of companies that do not align with the Index's objective and/or criteria. When there are changes made to the component securities of the Index and the Fund in turn makes similar changes to its portfolio, any transaction costs and market exposure arising from such portfolio changes will be borne directly by the Fund and its shareholders. The Fund may recognize gains as a result of rebalancing or reconstituting its securities holdings to reflect changes in the securities included in the Index. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to track the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S.
State Street Global Advisors
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SPDR® Portfolio S&P 600 Small Cap ETF
(and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. If the liquidity of the Fund's holdings deteriorates, it may lead to differences between the market price of Fund Shares and the net asset value of Fund Shares, and could result in the Fund Shares being less liquid. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Non-Diversification Risk: To the extent the Fund becomes “non-diversified,” the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds. The Fund may become non-diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities).
Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund's investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
State Street Global Advisors
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SPDR® Portfolio S&P 600 Small Cap ETF
Fund Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and of a relevant broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.ssga.com/spdrs.
Annual Total Returns (years ended 12/31)*
Highest Quarterly Return: 31.29% (Q4, 2020)
Lowest Quarterly Return: -32.74% (Q1, 2020)
*	As of 09/30/2022, the Fund's Calendar Year-To-Date return was -23.17%.

Average Annual Total Returns (for periods ended 12/31/21)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares. Effective November 16, 2017, the Fund's benchmark index changed from the Russell 2000 Index to the SSGA Small Cap Index.  Effective January 24, 2020, the Fund's benchmark index changed from the SSGA Small Cap Index to the S&P SmallCap 600 Index.  Each benchmark index change was consistent with a change in the Fund's principal investment strategy to track the performance of a new index.  Performance of the Fund prior to January 24, 2020 is therefore based on the Fund's investment strategy to track the applicable prior indexes and may have been different had the Fund tracked the current index.
	One Year	Five Years	Since Inception (7/8/13)
Return Before Taxes	26.73%	12.72%	11.79%
Return After Taxes on Distributions	26.24%	12.19%	11.17%
Return After Taxes on Distributions and Sale of Fund Shares	16.06%	9.97%	9.40%
S&P SmallCap 600 Index/SSGA Small Cap Index/Russell 2000 Index[1] (reflects no deduction for fees, expenses or taxes)	26.82%	12.77%	11.79%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	15.63%
[1]	Returns shown are reflective of the S&P SmallCap 600 Index for the period January 24, 2020 to December 31, 2021, the SSGA Small Cap Index for the period from November 16, 2017 to January 23, 2020, and the Russell 2000 Index for periods prior to November 16, 2017.
Portfolio Management
Investment Adviser
SSGA FM serves as the investment adviser to the Fund.
Portfolio Managers
The professionals primarily responsible for the day-to-day management of the Fund are Michael Feehily, Karl Schneider and Teddy Wong.
Michael Feehily, CFA, is a Senior Managing Director of the Adviser and the Head of Global Equity Beta Solutions in the Americas. He worked at the Adviser from 1997 to 2006 and rejoined in 2010.
Karl Schneider, CAIA, is a Managing Director of the Adviser and Deputy Head of Global Equity Beta Solutions in the Americas. He joined the Adviser in 1997.
Teddy Wong is a Vice President of the Adviser and a Senior Portfolio Manager in the Global Equity Beta Solutions Group. He joined the Adviser in 2001.
State Street Global Advisors
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SPDR® Portfolio S&P 600 Small Cap ETF
Purchase and Sale Information
The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.
Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund's NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.ssga.com/spdrs.
Tax Information
The Fund's distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the financial intermediary for certain activities related to the Fund, including educational training programs, conferences, the development of technology platforms and reporting systems, or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
State Street Global Advisors
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SPDR® Portfolio S&P 600 Small Cap ETF
ssga.com
SPDR® Series Trust
One Iron Street, Boston, MA 02210
© 2022 State Street Corporation. All Rights Reserved.
SPSMSUMPRO
State Street Global Advisors

STATEMENT OF ADDITIONAL INFORMATION

SPDR SERIES TRUST

ONE IRON STREET

BOSTON, MASSACHUSETTS 02210

(617) 664-1465

Relating to the Acquisition of the assets and liabilities of the

SPDR S&P 600 SMALL CAP ETF (NYSE Arca, Inc.: SLY)

By and in exchange for shares and cash in lieu of fractional shares of the

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (NYSE Arca, Inc.: SPSM)

This Statement of Additional Information (the “SAI”) contains information that may be of interest to shareholders of the SPDR S&P 600 Small Cap ETF (the “Acquired Fund”), relating to the reorganization of the Acquired Fund, a separate series of SPDR Series Trust (the “Trust”), with and into the SPDR Portfolio S&P 600 Small Cap ETF (the “Surviving Fund” and together with the Acquired Fund, the “Funds”), also a separate series of the Trust, but which is not included in the related combined information statement and prospectus dated [        ], 2023 (the “Information Statement/Prospectus”).

This SAI is not a prospectus, and should be read in conjunction with the Information Statement/Prospectus. The Information Statement/Prospectus has been filed with the U.S. Securities and Exchange Commission (the “SEC”), and is available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone number listed above.

The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this SAI.

1.	The Statement of Additional Information of the Trust, relating to the Funds, dated October 31, 2022, as may be supplemented from time to time.

2.

The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Funds included in the Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2022 (the “Annual Report”). No other parts of the Annual Report are incorporated herein by reference.

3.

The unaudited financial statements of the Funds included in the Trust’s Semi-Annual Report to Shareholders for the period ended December 31, 2022 (the “Semi-Annual Report”). No other parts of the Semi-Annual Report are incorporated herein by reference.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given to them in the Information Statement/Prospectus.

The date of this SAI is [        ], 2023

x

TABLE OF CONTENTS

MORE INFORMATION ABOUT THE REORGANIZATION AND THE FUNDS	1

FINANCIAL INFORMATION	1

i

MORE INFORMATION ABOUT THE REORGANIZATION AND THE FUNDS

General Information

As described in the Information Statement/Prospectus, this SAI relates to the reorganization of the Acquired Fund with and into the Surviving Fund, which provides for (a) the transfer of all of the assets of the Acquired Fund in exchange for the Surviving Fund’s assumption of all of the liabilities of the Acquired Fund, and shares of beneficial interest of the Surviving Fund and cash in lieu of any fractional shares of the Surviving Fund with an aggregate value equal to the value of the net assets of the Acquired Fund, and (b) the pro rata distribution of shares of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund by the Acquired Fund to its shareholders, in complete liquidation of the Acquired Fund (the “Reorganization”).

Each Fund is a separate series of the Trust. The Trust is an open-end management investment company that was organized as a Massachusetts business trust on June 12, 1998. The shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). The shares of each Fund trade on the Exchange at market prices that may be below, at, or above net asset value of the Fund.

Additional Information About the Funds

The Statement of Additional Information of the Trust relating to the Funds, dated October 31, 2022, as may be supplemented from time to time, is hereby incorporated herein by reference.

FINANCIAL INFORMATION

Historical financial information regarding the Funds is incorporated herein by reference as follows:

1.

The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Funds included in the Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2022 (the “Annual Report”). No other parts of the Annual Report are incorporated herein by reference.

2.

The unaudited financial statements of the Funds included in the Trust’s Semi-Annual Report to Shareholders for the period ended December 31, 2022 (the “Semi-Annual Report”). No other parts of the Semi-Annual Report are incorporated herein by reference.

Accounting Policies

No accounting policies will change as a result of the Reorganization.

Reorganization Costs

The Acquired Fund will pay the expenses directly related to the proposed Reorganization. Any brokerage charges associated with the purchase or disposition of portfolio securities by the Acquired Fund prior to the Reorganization will be borne by the Acquired Fund and its shareholders. The Adviser estimates that these costs will be approximately $95,000.

Capital Loss Carryforwards

On June 30, 2022, the Surviving Fund had a capital loss carryforward of $239,167,758. On June 30, 2022, the Acquired Fund had a capital loss carryforward of $111,094,639. Utilization of capital loss carryforwards of the Acquired Fund may be subject to limitations because of an ownership change. Additionally, for five years beginning after the Closing Date of the Reorganization, neither Fund will be allowed to offset certain pre-Reorganization built-in gains attributable to the one Fund (if any) with capital loss carryforwards attributable to the other Fund.

1

PART C: OTHER INFORMATION

Item 15. Indemnification:

Pursuant to Section 5.3 of the Amended and Restated Declaration of Trust of SPDR Series Trust (the “Registrant” or the “Trust”) and under Section 4.9 of the Registrant’s By-Laws, the Trust will indemnify any person who is, or has been, a Trustee, officer, employee or agent of the Trust against all expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him/her in the settlement thereof, if he/she acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render him/her liable by reason of willful misfeasance, bad faith or gross negligence in the performance of his/her duties or by reason of reckless disregard of his/her obligations and duties to the Registrant. The Registrant may also advance money for litigation expenses provided that Trustees, officers, employees and/or agents give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant’s Amended and Restated Declaration of Trust, no Trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant. Pursuant to paragraph 9 of the Registrant’s Investment Advisory Agreement, the Adviser shall not be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions of Rule 484 under the Securities Act, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its By-Laws in a manner consistent with Release 11330 of the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), so long as the interpretation of Sections 17(h) and 17(i) thereunder remains in effect.

The Registrant maintains insurance on behalf of any person who is or was a Trustee, officer, employee or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him/her and incurred by him/her or arising out of his/her position. However, in no event will the Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him/her.

Item 16. Exhibits:

(1)(a)	First Amended and Restated Declaration of Trust of streetTracks(SM) Series Trust (now, SPDR® Series Trust) of the Registrant dated June 9, 1998, as amended September 6, 2000, is incorporated herein by reference to Exhibit (a)(ii) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on September 25, 2000.

(1)(b)	Amendment No. 1, dated August 1, 2007, to the Registrant’s First Amended and Restated Declaration of Trust, dated June 9, 1998, as amended September 6, 2000, is incorporated herein by reference to Exhibit (a)(ii) of Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on August 10, 2007.

(2)	Registrant’s Amended and Restated By-Laws, dated July 14, 2022, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 300 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on October 27, 2022.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization is attached as Appendix A to the Information Statement/Prospectus contained in this Registration Statement.

(5)(a)	Global Certificates of Beneficial Interest Evidencing Shares of Beneficial Interest, $.01 par value, are incorporated herein by reference to Exhibit (c) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on September 25, 2000.

(5)(b)	See Articles VI and VII of the Registrant’s First Amended and Restated Declaration of Trust dated June 9, 1998, as amended September 6, 2000, which has been incorporated by reference in Exhibit (1)(a) of this Registration Statement.

(5)(b)	See Articles III and VIII of the Registrant’s Amended and Restated By-Laws, dated July 14, 2022, which have been incorporated by reference in Exhibit (2) of this Registration Statement.

(6)(a)	Amended and Restated Investment Advisory Agreement dated September 1, 2003 between the Trust and SSGA Funds Management, Inc. (“SSGA FM”) is incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on October 28, 2003.

(6)(b)	Amended Exhibit A (Schedule of Series), dated May 11, 2022, to the Amended and Restated Investment Advisory Agreement dated September 1, 2003 between the Trust and SSGA FM is incorporated herein by reference to Exhibit (d)(i)(2) of Post-Effective Amendment No. 292 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on May 11, 2022.

(6)(c)	Fee Waiver Letter Agreement dated October 31, 2022 between the Trust and SSGA FM is incorporated herein by reference to Exhibit (d)(ii)(1) of Post-Effective Amendment No. 300 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on October 27, 2022.

(6)(d)	Fee Waiver Letter Agreement dated October 31, 2022 between the Trust and SSGA FM is incorporated herein by reference to Exhibit (d)(ii)(3) of Post-Effective Amendment No. 300 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on October 27, 2022.

(6)(e)	Fee Waiver Letter Agreement dated April 30, 2022 between the Trust and SSGA FM, is filed herewith.

(6)(f)	Sub-Advisory Agreement dated November 20, 2014 between SSGA FM and Nuveen Asset Management, LLC (“Nuveen Asset Management”) is incorporated herein by reference to Exhibit (d)(vii) of Post-Effective Amendment No. 200 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on August 28, 2017.

(6)(g)	Investment Sub-Advisory Agreement dated May 19, 2010 between SSGA FM and State Street Global Advisors Limited (“SSGA LTD”) is incorporated herein by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 288 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on April 20, 2022.

(7)(a)	Amended and Restated Distribution Agreement dated May 1, 2017 between the Trust and State Street Global Advisors Funds Distributors, LLC (“SSGA FD”) is incorporated herein by reference to Exhibit (e)(i)(1) of Post-Effective Amendment No. 200 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on August 28, 2017.

(7)(b)	Amended Annex I (Schedule of Series), dated May 11, 2022, to the Amended and Restated Distribution Agreement dated May 1, 2017 between the Trust and SSGA FD is incorporated herein by reference to Exhibit (e)(i)(2) of Post-Effective Amendment No. 292 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on May 11, 2022.

(7)(c)	Form of Participant Agreement is incorporated herein by reference to Exhibit (h)(iv) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on August 26, 2009.

(8)	Not Applicable.

(9)(a)	Custodian Agreement dated September 22, 2000 between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on September 25, 2000.

(9)(b)	Amendment, dated October 14, 2005, to the Custodian Agreement dated September 22, 2000 between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(iv) of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on October 28, 2005.

(9)(c)	Second Amendment, dated September 30, 2020, to the Custodian Agreement dated September 22, 2000, as amended, between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 246 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on October 28, 2020.

(9)(d)	Amended Schedule of Series, dated May 11. 2022, to the Custodian Agreement dated September 22, 2000, as amended, between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (g)(iv) of Post-Effective Amendment No. 292 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on May 11, 2022.

(10)	Not applicable.

(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the legality of the securities being registered is filed herewith.

(12)	Form of Opinion of Morgan, Lewis & Bockius LLP regarding tax matters is filed herewith.

(13)(a)	Administration Agreement dated June 1, 2015 between the Trust and SSGA FM is incorporated herein by reference to Exhibit (h)(i)(1) of Post-Effective Amendment No. 146 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on October 28, 2015.

(13)(b)	Amended Schedule A (Schedule of Series), dated May 11, 2022, to the Administration Agreement dated June 1, 2015 between the Trust and SSGA FM is incorporated herein by reference to Exhibit (h)(i)(2) of Post-Effective Amendment No. 292 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on May 11, 2022.

(13)(c)	Master Sub-Administration Agreement dated June 1, 2015 between SSGA FM and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(ii)(1) of Post-Effective Amendment No. 146 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on October 28, 2015.

(13)(d)	Amendment, dated June 29, 2018, to the Master Sub-Administration Agreement dated June 1, 2015 between SSGA FM and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(ii)(2) of Post-Effective Amendment No. 211 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on October 29, 2018.

(13)(e)	Amendment to the Master Sub-Administration Agreement dated June 1, 2015, as amended, between SSGA FM and State Street Bank and Trust Company, Amendment, dated August 14, 2019, to the Master Sub-Administration Agreement dated June 1, 2015, as amended, between SSGA FM and State Street Bank and Trust Company, is filed herewith.

(13)(f)	Amended Schedule A (Schedule of Series), dated May 11, 2022, to the Master Sub-Administration Agreement dated June 1, 2015, as amended, between SSGA FM and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(ii)(4) of Post-Effective Amendment No. 292 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on May 11, 2022.

(13)(g)	Transfer Agency and Service Agreement dated September 22, 2000 between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(ii) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on September 25, 2000.

(13)(h)	Amendment, dated April 5, 2004, to the Transfer Agency and Service Agreement dated September 22, 2000 between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on October 28, 2005.

(13)(i)	Amendment, dated October 31, 2006, to the Transfer Agency and Service Agreement dated September 22, 2000, as amended, between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(iii)(3) of Post-Effective Amendment No. 223 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on March 18, 2020.

(13)(j)	Amendment, dated May 23, 2012, to the Transfer Agency and Service Agreement dated September 22, 2000, as amended, between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(iii)(4) of Post-Effective Amendment No. 223 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on March 18, 2020.

(13)(k)	Amendment, dated December 17, 2018, to the Transfer Agency and Service Agreement dated September 22, 2000, as amended, between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(iii)(5) of Post-Effective Amendment No. 223 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on March 18, 2020.

(13)(l)	Amended Annex A (Schedule of Series), dated May 11, 2022, to the Transfer Agency and Service Agreement dated September 22, 2000, as amended, between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(iii)(6) of Post-Effective Amendment No. 292 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on May 11, 2022.

(13)(m)	Form of Investor Services Agreement is incorporated herein by reference to Exhibit (h)(iv) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on September 25, 2000.

(13)(n)	Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017 between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(viii)(1) of Post-Effective Amendment No. 209 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on August 29, 2018.

(13)(o)	Redemption and Purchase Request and First Amendment, dated April 12, 2019, to the Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017 between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(viii)(2) of Post-Effective Amendment No. 214 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on August 29, 2019.

(13)(p)	Second Amendment, dated September 6, 2019, to the Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended, between the Trust and State Street Bank and Trust Company is incorporated herein by reference to Exhibit (h)(vi)(3) of Post-Effective Amendment No. 225 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on April 24, 2020.

(13)(q)	Third Amendment, dated October 31, 2019, to the Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended, between the Trust and State Street Bank and Trust Company, is filed herewith.

(13)(r)	Fourth Amendment, dated November 15, 2021, to the Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended, between the Trust and State Street Bank and Trust Company, is filed herewith.

(13)(s)	Fifth Amendment, dated February 24, 2022, to the Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended, between the Trust and State Street Bank and Trust Company, is filed herewith.

(13)(t)	Form of Fund of Funds Investment Agreement is incorporated herein by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 282 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-57793 and 811-08839), as filed with the SEC on February 4, 2022

(14)	Consent of independent registered public accounting firm, Ernst & Young LLP, is filed herewith.

(15)	Not Applicable.

(16)	Power of Attorney for Mses. Chauhan, Clancy, Richer, Rowsell, Sponem and Needham and Messrs. Churchill, Ross, Verboncoeur and Rosenberg is filed herewith.

(17)	Not applicable

(18)	Not Applicable.

Item 17. Undertakings:

(1)

The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of Boston, Commonwealth of Massachusetts on the 8th day of March, 2023.

SPDR SERIES TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Carolyn M. Clancy*	Trustee	March 8, 2023
Carolyn M. Clancy

/s/ Dwight D. Churchill*	Trustee	March 8, 2023
Dwight D. Churchill

/s/ Clare S. Richer*	Trustee	March 8, 2023
Clare S. Richer

/s/ Kristi L. Rowsell*	Trustee	March 8, 2023
Kristi L. Rowsell

/s/ Sandra G. Sponem*	Trustee	March 8, 2023
Sandra G. Sponem

/s/ Carl Verboncoeur*	Trustee	March 8, 2023
Carl Verboncoeur

/s/ Gunian Chauhan*	Trustee	March 8, 2023
Gunian Chauhan

/s/ James E. Ross*	Trustee	March 8, 2023
James E. Ross

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer	March 8, 2023

/s/ Bruce S. Rosenberg Bruce S. Rosenberg	Treasurer and Principal Financial Officer (fulfills the role of Principal Accounting Officer)	March 8, 2023

*By:	/s/ David Urman
David Urman
As Attorney-in-Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit No.	Exhibit

(6)(e)	Fee Waiver Letter Agreement dated April 30, 2022 between the Trust and SSGA FM

(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the legality of the securities being registered

(12)	Form of Opinion of Morgan, Lewis & Bockius LLP regarding tax matters

13(e)	Amendment, dated August 14, 2019, to the Master Sub-Administration Agreement dated June 1, 2015, as amended, between SSGA FM and State Street Bank and Trust Company

13(q)	Third Amendment, dated October 31, 2019, to the Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended, between the Trust and State Street Bank and Trust Company

13(r)	Fourth Amendment, dated November 15, 2021, to the Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended, between the Trust and State Street Bank and Trust Company

13(s)	Fifth Amendment, dated February 24, 2022, to the Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended, between the Trust and State Street Bank and Trust Company

(14)	Consent of independent registered public accounting firm, Ernst & Young LLP

(16)	Power of Attorney for Mses. Chauhan, Clancy, Richer, Rowsell, Sponem and Needham and Messrs. Churchill, Ross, Verboncoeur and Rosenberg